Commitments and Contingencies - Additional Information (Detail) - Mar. 28, 2026 € in Millions, $ in Millions	EUR (€)	CAD ($)
Commitments and Contingencies Disclosure [Abstract]
Purchase obligation, to be paid, remainder of fiscal year	€ 2.5	$ 4.0